Available For Sale Financial Assets Noncurrent 2017	12 Months Ended
Dec. 31, 2018
Financial assets available-for-sale non current, category [Member]
Statement [LineItems]
Available-For-Sale Financial Assets-Noncurrent-2017
10.	AVAILABLE-FOR-SALE FINANCIAL ASSETS - NONCURRENT – 2017

December 31
2017
NT$
(In Millions)
Equity securities
Domestic listed stocks	$3,125
Domestic non-listed stocks	2,332
Foreign non-listed stocks	294
$5,751

Chunghwa evaluated and concluded its listed available-for-sale financial assets were impaired and recorded an impairment loss of $577 million for the year ended December 31, 2016.  The Company evaluated and concluded that there was no indication that its listed available-for-sale financial assets were impaired; therefore, no impairment loss was recognized for the year ended December 31, 2017.

The fair values of the above non-listed stocks investments cannot be reliably measured due to the range of reasonable fair value estimates was so significant, the above non-listed stocks investments owned by the Company were carried at costs less any impairment losses at the balance sheet dates.

The Company invested $300 million to invest Taiwania Capital Buffalo Fund Co., Ltd. in December 2017 and owns 12.9% equity shares of Taiwania Capital Buffalo Fund Co., Ltd..  Taiwania Capital Buffalo Fund Co., Ltd. engaged mainly in investment business.

The Company disposed non-listed available-for-sale financial assets with carrying amounts of $9 million and $5 million for the years ended 2016 and 2017, respectively, and recognized the gains (losses) from the disposal of $1 million and $3 million for the years ended December 31, 2016 and 2017, respectively.

The Company evaluated and concluded that there was no indication that non-listed available-for-sale financial assets were impaired; therefore, no impairment loss was recognized for the years ended December 31, 2016 and 2017.